Retirement Plans - Summary of Net Pension and SERP Expense Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Defined Benefit Plan Disclosure [Line Items]
Service cost pertaining to benefits earned during the year	$ 9.0	$ 7.2	$ 9.0
Interest cost on projected benefit obligations	18.5	20.3	18.8
Expected return on pension assets	(20.5)	(22.1)	(21.0)
Net amortization loss	20.9	7.5	30.5
Settlement gain	0.0	(1.0)	0.0
Net pension expense	27.9	11.9	37.3
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension expense	20.1	4.3	29.2
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension expense	$ 7.8	$ 7.6	$ 8.1